Convertible Note Payable, Shareholder (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 21, 2017	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Feb. 21, 2016	Dec. 31, 2014
Debt Equity Disclosure [Line Items]
Principal amount		$ 50,000	$ 50,000			$ 242,498
Exercise price (in dollars per share)			$ 5.01	$ 0.005
Fair value of warrants			$ 1,447,066
Beneficial conversion cost			22,681
Accrued interest			$ 34,772	$ 19,542
Trinad Capital [Member]
Debt Equity Disclosure [Line Items]
Percentage of Unsecured convertible note payable		6.00%	6.00%
Debt, description	If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, Trinad Capital will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing.
Warrants to purchase shares of common stock	$ 596,846,000
Exercise price (in dollars per share)					$ 0.03
Warrants issued	596,846
Fair value of warrants	$ 1,624,474,000
Risk-free interest rate	1.50%
Dividend yield	0.00%
Volatility rate	100.00%
Expected life	3 years
Conversion price (in dollars per share)					$ 2.73
Beneficial conversion cost	$ 1,624,474,000	$ 3,711,173,000	$ 3,248,948,000
Accrued interest		$ 130,096,000	$ 75,938,000		$ 3,581,077,000